Other Liabilities - Summary of Other Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Miscellaneous liabilities [abstract]
Accrued expenses	¥ 320,850	¥ 338,626
Unearned income	105,510	121,416
Financial guarantees and other credit-related contingent liabilities	34,227	42,515
Due to trust account	1,732,438	1,379,220
Payables to brokers, dealers and customers for securities transactions	2,504,422	1,712,641
Payables related to credit card services	743,514	636,032
Obligations from factoring transactions	479,963	506,202
Retirement benefit liabilities	38,881	38,986
Guarantee deposits received	746,465	1,130,839
Others	2,071,232	1,694,878
Total other liabilities	¥ 8,777,502	¥ 7,601,355